ORGANIZATION AND BASIS OF PRESENTATION (Details 2)						0 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended									12 Months Ended	0 Months Ended		12 Months Ended	1 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Apr. 30, 2010 Jet Brilliant	Jan. 06, 2012 Trade Lead and Tianshi CNY	Sep. 30, 2011 Trade Lead and Tianshi	Jul. 31, 2013 1Verge Information Maiyu CNY	Jul. 31, 2013 1Verge Information Maiyu USD ($)	Dec. 31, 2013 1Verge Information	Nov. 30, 2012 1Verge Information Ms. Qiong Qin	Nov. 30, 2012 1Verge Information Mr. Dele Liu	Aug. 31, 2010 1Verge Information 1 Verge Internet Equity option agreements	Apr. 30, 2013 1Verge Information 1 Verge Internet Business operation agreements	Aug. 31, 2010 1Verge Information 1 Verge Internet Business operation agreements	Aug. 31, 2010 1Verge Information 1 Verge Internet Exclusive technical and consulting service agreements	Sep. 30, 2013 1Verge Information 1 Verge Internet Loan agreements	Aug. 31, 2010 1Verge Information 1 Verge Internet Loan agreements CNY	Aug. 31, 2010 1Verge Information 1 Verge Internet Trademark license agreement and domain name license agreement	Dec. 31, 2013 Tianshi	Sep. 17, 2013 Tianshi Ms. Wen Lu and Ms. Qiong Hu	Sep. 17, 2013 Tianshi 1Verge Information CNY	Dec. 31, 2013 Quan Toodou	Sep. 30, 2013 Quan Toodou Ms. Qiong Qin	Jan. 31, 2013 Quan Toodou Ms. Qiong Qin	Jan. 31, 2013 Quan Toodou Mr. Dele Liu and Mr. Zhou Yu	Jan. 31, 2013 Quan Toodou Mr. Dele Liu	Sep. 30, 2013 Quan Toodou Mr. Zhou Yu	Jan. 31, 2013 Quan Toodou Mr. Zhou Yu	Jan. 31, 2013 Quan Toodou Mr. Wei Wang and Ms. Zhiqi Wang	Dec. 31, 2013 Quan Toodou Reshuffle Technology Loan agreements CNY	Dec. 31, 2013 Toodou Cultural
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in Consolidated Affiliated Entities										0.00%										0.00%			0.00%									0.00%
Percentage of equity interest acquired					100.00%	95.00%	5.00%		100.00%
Ownership interest (as a percent)						5.00%
Amount injected as registered capital into Tianshi																						7,000,000
Percentage of equity interest in variable interest entity transferred											(60.00%)	60.00%												18.00%		33.30%		(18.00%)		(33.30%)
Percentage of equity interest held											20.00%	80.00%									30.00%	70.00%		84.70%	66.70%		15.30%		18.00%
Cash consideration						78,869,000		7,000,000
Goodwill	704,126,000	4,262,569,000	702,970,000	4,255,570,000		73,688,000		6,999,000	1,156,000
Advance written notice period													30 days		30 days
Term of agreement														10 years	10 years	10 years	10 years	10 years	10 years
Automatic extended term of agreement														10 years	10 years	10 years	10 years	10 years	10 years
Advance notice period for requesting no extension of the agreement														3 months	3 months	3 months	3 months	3 months
Interest-free loans																		20,000,000													70,000,000
Total amount of interest-free loans that may be extended																															150,000,000
License fee as a percentage of total revenue																			5.00%